Loans Payable - Schedule of maturities of long-term debt (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020	$ 170.9
2021	19.7
2022	455.5
2023	418.2
2024	165.4
Thereafter	1,108.3
Total maturities	$ 2,338.0	$ 2,688.1